Fair Value Measurements (Details 1) (Fair Value Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Other securities		$ 233
Money market funds	231	35
Derivative assets	1,745	0
Total	1,976	268
Liabilities:
Reedemable noncontrolling interest	7,531	7,700
Derivative liabilities	24,578	4,175
Total	32,109	11,875
Level 1
Assets:
Other securities		0
Money market funds	231	35
Derivative assets	0
Total	231	35
Liabilities:
Reedemable noncontrolling interest	0	0
Derivative liabilities	0	0
Total	0	0
Level 2
Assets:
Other securities		0
Money market funds	0	0
Derivative assets	25
Total	25	0
Liabilities:
Reedemable noncontrolling interest	0	0
Derivative liabilities	24,578	4,175
Total	24,578	4,175
Level 3
Assets:
Other securities		233
Money market funds	0	0
Derivative assets	1,720
Total	1,720	233
Liabilities:
Reedemable noncontrolling interest	7,531	7,700
Derivative liabilities	0	0
Total	$ 7,531	$ 7,700